Property and Equipment, Net (Details) - USD ($)		12 Months Ended
	Mar. 24, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses		$ 4,256,396	$ 278,705	$ 87,176
Fixed asset	$ 600,000
Useful lives		36 years
Residual value rate		5.00%
Electricity Power Facility [Member]
Property and Equipment, Net (Details) [Line Items]
Electric power facility		$ 2,100,000
Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Electric power facility		13,800,000
Mining Properties and Mineral Rights [Member]
Property and Equipment, Net (Details) [Line Items]
Electric power facility		$ 10,557,529
Residual value rate		0.00%